Property and Equipment, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 51,337	$ 7,925	¥ 35,084	¥ 25,548